Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	48
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643		54.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32%		April 15, 2016
Class A-2a Notes	$215,000,000.00	0.81%		January 15, 2018
Class A-2b Notes	$331,400,000.00	2.73875%	*	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.28%		September 15, 2019
Class A-4 Notes	$111,780,000.00	1.64%		June 15, 2020
Class B Notes	$47,380,000.00	2.03%		August 15, 2020
Class C Notes	$31,590,000.00	2.20%		November 15, 2020
Class D Notes	$31,590,000.00	2.70%		September 15, 2021
Total	$1,610,940,000.00
	* One-month LIBOR + 0.25%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$353,528.68

Principal:
Principal Collections	$8,076,458.24
Prepayments in Full	$2,068,200.10
Liquidation Proceeds	$64,862.63
Recoveries	$67,698.14
Sub Total	$10,277,219.11
Collections	$10,630,747.79

Purchase Amounts:
Purchase Amounts Related to Principal	$195,893.88
Purchase Amounts Related to Interest	$1,065.73
Sub Total	$196,959.61

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,827,707.40

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	48
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,827,707.40
Servicing Fee	$98,046.94	$98,046.94	$0.00	$0.00	$10,729,660.46
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,729,660.46
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$10,729,660.46
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$10,729,660.46
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,729,660.46
Interest - Class A-4 Notes	$3,409.96	$3,409.96	$0.00	$0.00	$10,726,250.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,726,250.50
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$10,646,099.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,646,099.33
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$10,588,184.33
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,588,184.33
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$10,517,106.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,517,106.83
Regular Principal Payment	$10,010,703.10	$10,010,703.10	$0.00	$0.00	$506,403.73
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$506,403.73
Residual Released to Depositor	$0.00	$506,403.73	$0.00	$0.00	$0.00
Total		$10,827,707.40

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,010,703.10
Total					$10,010,703.10
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$2,495,091.99	$22.32	$3,409.96	$0.03	$2,498,501.95	$22.35
Class B Notes	$7,515,611.11	$158.62	$80,151.17	$1.69	$7,595,762.28	$160.31
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$10,010,703.10	$6.21	$212,553.63	$0.13	$10,223,256.73	$6.34

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	48

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$2,495,091.99	0.0223215	$0.00	0.0000000
Class B Notes	$47,380,000.00	1.0000000	$39,864,388.89	0.8413759
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$113,055,091.99	0.0701796	$103,044,388.89	0.0639654

Pool Information
Weighted Average APR	3.653%	3.681%
Weighted Average Remaining Term	17.79	17.13
Number of Receivables Outstanding	17,877	17,021
Pool Balance	$117,656,325.67	$107,108,331.78
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$113,055,091.99	$103,044,388.89
Pool Factor	0.0704783	0.0641599

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$4,063,942.89
Targeted Overcollateralization Amount	$4,063,942.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,063,942.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	48
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		87	$142,579.04
(Recoveries)		140	$67,698.14
Net Loss for Current Collection Period			$74,880.90
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7637%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.1586%
Second Prior Collection Period			0.1822%
Prior Collection Period			1.5540%
Current Collection Period			0.7996%
Four Month Average (Current and Prior Three Collection Periods)			0.9236%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6223	$15,127,710.01
(Cumulative Recoveries)			$2,851,691.92
Cumulative Net Loss for All Collection Periods			$12,276,018.09
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7354%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,430.94
Average Net Loss for Receivables that have experienced a Realized Loss			$1,972.68

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.28%	271	$2,441,072.80
61-90 Days Delinquent	0.34%	40	$360,827.05
91-120 Days Delinquent	0.06%	6	$60,980.68
Over 120 Days Delinquent	0.56%	45	$597,824.14
Total Delinquent Receivables	3.23%	362	$3,460,704.67

Repossession Inventory:
Repossessed in the Current Collection Period		6	$38,351.95
Total Repossessed Inventory		11	$103,193.28

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4236%
Prior Collection Period			0.4531%
Current Collection Period			0.5346%
Three Month Average			0.4705%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	48

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer